STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 13 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized preferred stock of 10,000,000 shares with a par value of $0.0001.

Series A Convertible Preferred Stock

On April 22, 2025, in connection with the signing of the Exchange Agreements, see Note 9 – PIPE Convertible Notes, the Company designated 50,000 shares of the Company’s authorized and unissued preferred stock as Series A Convertible Preferred Stock (Series A Preferred).

Each share of Series A Preferred has a stated value of $1,000 per share. The Series A, with respect to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company. The holders of Series A Preferred will be entitled to 10% per annum dividends, payable in cash or shares of Class A common stock, provided that if the shares of Class A common stock are utilized to pay the dividends then the dividend rate will be recalculated to 15%. The Series A Preferred have a conversion rate of $6.31 per share and convert into Class A common stock.

As of June 30, 2025 and December 31, 2024, there were 1,885 and 0 shares of Series A Preferred issued and outstanding.

Common Stock

Class A Common Stock

The Class A Common Stock has voting rights of 1 vote per share and votes as a single class together with the Class B Common Stock.

Class B Common Stock

The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock.

Equity Transactions During the Period

Series A Convertible Preferred Stock

On April 22, 2025, in connection with the signing of the Exchange Agreements, see Note 9 – PIPE Convertible Notes, the Company issued an aggregate of 1,885 shares of Series A Convertible Preferred Stock with a fair value of $2,742 per share. See Note 15 – Fair Value Measurements for more information on the Company’s valuation methodology.

Class A Common Stock

During the three months ended June 30, 2025, the Company issued an aggregate of 31,160 shares of Class A Common Stock with a fair value of $50.00 per share to PIPE Convertible Note holders for conversion of an aggregate principal amount of $1,558,000 in PIPE Convertible Notes (See Note 9 – PIPE Convertible Notes).

During the three months ended June 30, 2025, the Company issued an aggregate of 111,148 shares of Class A Common Stock with fair values ranging from $8.80 - $12.17 per share to PIPE Convertible Note holders in lieu of cash for interest and make whole provisions (See Note 9 – PIPE Convertible Notes).

During the three months ended June 30, 2025, the Company issued an aggregate of 84,662 shares of Class A Common Stock with a fair value of $16.50 per share to dividend note payable holders in lieu of cash dividends (See Note 12 – Dividend notes payable).

Class B Common Stock

During the three months ended June 30, 2025, the Company issued an aggregate of 165,663 shares of Class B Common Stock with a fair value of $33.00 per share to dividend note payable holders in lieu of cash dividends (See Note 12 – Dividend notes payable).

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Offerings

Series A Preferred Warrants

In applying the Black-Scholes option pricing model to the Series A Preferred Warrants, the Company used the following assumptions:

For the Three Months Ended June 30, 2025
Risk free interest rate	3.76%
Expected term (years)	2
Expected volatility	148%
Expected dividends	0%

During the three months ended June 30, 2025, in connection with the signing of the Exchange Agreements, see Note 9 – PIPE Convertible Notes, PIPE Warrant holders exchanged their outstanding 28,182 Series A Warrants and 31,000 Series B Warrants for Series A Preferred Warrants to purchase 37,033 shares of Series A Preferred Stock. The Series A Preferred Warrants are immediately vested, have an exercise price of $900, and have a grant date fair value of $482,701.

A summary of the Series A Warrant Activity during the six months ended June 30, 2025, is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2024	-	$-
Granted	37,033	900
Exercised	-	-
Forfeited	-	-
Outstanding, June 30, 2025	37,033	$900	1.8	$-

Exercisable, June 30, 2025	37,033	$900	1.8	$-

Series A and Series B Warrant

A summary of the warrant activity during the six months ended June 30, 2025, is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2024	59,182	$571.50
Granted	-	-
Exercised	-	-
Forfeited	(59,182)	571.50
Outstanding, June 30, 2025	-	$-	-	$-

Exercisable, June 30, 2025	-	$-	-	$-

NOTE 17 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized preferred stock of 10,000,000 shares with a par value of $0.0001. As of December 31, 2024 and 2023, there were no shares of preferred stock issued and outstanding.

Pre-Merger Common Stock

During the year ended December 2023, TruGolf Nevada issued an aggregate of 821 shares of common stock with a fair value of $5,473 per share, to consultants for services rendered.

During the year ended December 2023, TruGolf Nevada issued an aggregate of 252 shares of common stock with a fair value of $5,473 per share, to two executives as compensation.

On December 31, 2023, TruGolf Nevada issued an aggregate of 717 shares of common stock with a fair value of $5,475 per share, to certain shareholders for conversion of notes payable and related accrued interest in the aggregate amount of $3,925,273.

Post-Merger Common Stock

Prior to the Merger, the TruGolf Nevada had 13,098 shares of common stock outstanding. As described in Note 2 – Business Combination and Purchase Price Allocation, based on the 13,098 TruGolf Nevada shares of common stock outstanding immediately prior to the closing of the Business Combination, the Exchange Ratio determined in accordance with the terms of the Merger Agreement is approximately 11.402:1. TruGolf issued 149,343 shares of New TruGolf common stock to legacy TruGolf Nevada shareholders in the Business Combination.

Upon the closing of the Business Combination, the ownership of TruGolf’s common stock was as follows:

	Accrual Redemptions
	Number of
	Shares Owned	% Ownership
TruGolf Nevada shareholders - Series A	115,005	43.4%
TruGolf Nevada shareholders - Series B	34,337	13.0%
Private Placement Investors(1)	11,429	4.3%
DMAQ Public stockholders(2)	29,202	11.0%
DMAQ Directors and officers	5,600	2.1%
DMAQ Sponsor(3)	63,250	23.9%
I-Bankers(4)	6,279	2.4%

Total	265,102	100%

(1)	DMAQ’s Insiders had an aggregate of 406,500 units, which contain 406,500 Private Placement Shares and 406,500 Private Rights. I-Bankers had an aggregate of 113,000 units, which contain 113,000 Private Placement Shares and 113,000 Private Rights. Each holder of a Private Right received one-tenth of one share of DMAQ Class A common stock upon consummation of the initial business combination. Private placement shares were the shares of DMAQ Class A common stock. The 519,500 shares of DMAQ Class A common stock and 519,500 Private Rights were exchanged for a total of 11,429 shares of New TruGolf Class A Common Stock upon the closing of the Business Combination.

(2)	Prior to and in connection with the approval of the Business Combination, holders of 378,744 DMAQ Class A Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO. In addition, in connection with the January 26, 2024, meeting to amend certain provisions of DMA’s corporate documents allowing DMAQ to extend its existence, an additional 19 shares were redeemed, resulting in actual redemptions of 7,594 shares out of the total 11,495 shares of DMAQ common stock subject to redemption. Upon the closing of the Business Combination, 25,300 shares of New TruGolf Class A common stock were issued upon the conversion of 12,650,000 Public Rights.

(3)	In connection with the Business Combination, 3,162,500 shares of DMAQ Class A common stock held by the Sponsor and its affiliates were converted into 63,250 shares of New TruGolf Class A common stock.

(4)	Reflects the payment of the transaction fee pursuant to the BCMA Amendment due at Closing, which was paid to I-Bankers equal to (i) $2,000,000 in cash and (ii) 4,255 New TruGolf Class A Common Shares, and an aggregate of 2,024 Representative Shares issued in connection with the IPO were exchanged to New TruGolf Class A common stock upon the Closing.

Class A Common Stock

During the year ended December 31, 2024, the Company issued an aggregate of 14,461 shares of Class A Common Stock with fair values ranging from $26.00 - $49.00 per share to PIPE Convertible Note holders in lieu of cash for interest and make good provisions (See Note 11 – PIPE Convertible Notes).

During the year ended December 31, 2024, the Company issued and aggregate of 275,743 shares of Class A Common Stock with fair values ranging from $27.50 - $51.50 per share to PIPE Convertible Note holders for conversion of outstanding PIPE Convertible Notes and related accrued interest and make good provisions (See Note 11 – PIPE Convertible Notes).

Class B Common Stock

The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock.

Outside of the 34,337 shares of Class B Common Stock issued in connection with the exchange of TruGolf Nevada shares of Class B Common Stock at the time of the Business Combination, no shares of Class B Common Stock were issued during the year ended December 31, 2024.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Offerings

During the year ended December 31, 2024, the Company issued 2 separate series of warrants as part of the PIPE Convertible Notes (see Note 11 – PIPE Convertible Notes); Series A Warrants and Series B Warrants.

Series A Warrants

In applying the Black-Scholes option pricing model to Series A Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.03%
Expected term (years)	5.00
Expected volatility	53.12%
Expected dividends	0.00%

On February 2, 2024, the Company issued five-year immediately vested warrants to purchase an aggregate of 28,182 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series A Warrants”). The Series A Warrants have an exercise price of $650.00 per share. The Series A Warrants had an aggregate grant date fair value of $126,819. The Series A Warrants met the definition of a liability per ASC 815 – Derivatives and Hedging. See Note 18 – Derivative Liability for additional details.

The weighted average estimated fair value of the Series A Warrants granted during the year ended December 31, 2024, was approximately $4.50 per share.

Series B Warrants

In applying the Black-Scholes option pricing model to Series B Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.14%
Expected term (years)	2.50
Expected volatility	49.40%
Expected dividends	0.00%

On February 2, 2024, the Company issued two-and-a-half-year immediately vested warrants to purchase an aggregate of 31,000 shares of the Company’s Class A Common Stock in association with the issuance of the PIPE Convertible Notes (the “Series B Warrants”). The Series B Warrants have an exercise price of $500.00 per share. The Series B Warrants had an aggregate grant date fair value of $15,500. The Series B Warrants met the definition of a liability per ASC 815 – Derivatives and Hedging. See Note 18 – Derivative Liability for additional details.

The weighted average estimated fair value of the Series A Warrants granted during the year ended December 31, 2024, was approximately $0.50 per share.

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2024	-	$-
Granted	59,182	571.50
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2024	59,182	$571.50	2.8	$-

Exercisable, December 31, 2024	59,182	$571.50	2.8	$-

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$500.00	31,000	1.6	31,000
$650.00	28,182	4.1	28,182
	59,182		59,182